Cover	Sep. 07, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A amends the Current Report on Form 8-K (the “Form 8-K”), filed on September 7, 2022. The purpose of this amendment is to include a functioning hyperlink to Exhibits 99.1 and 99.2 under Item 9.01 in the Form 8-K. No other changes have been made to the Form 8-K other than the changes described above.
Document Period End Date	Sep. 07, 2022
Entity File Number	001-39015
Entity Registrant Name	BioVie Inc.
Entity Central Index Key	0001580149
Entity Tax Identification Number	46-2510769
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	680 W Nye Lane
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89703
City Area Code	775
Local Phone Number	888-3162
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BIVI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false